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Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF
Summary Information
Investment Objective
The Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF (the “Fund”) seeks long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF
Management Fees	0.59%
Other Expenses	none
Acquired Fund Fees and Expenses	0.14%	[1]
Total Annual Fund Operating Expenses	0.73%
Fee Waiver and/or Expense Reimbursement	0.14%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.59%
[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund's most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table may differ from the ratio of expenses to average net assets included in the “Financial Highlights” section of this prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[2]	Through August 31, 2025, Invesco Capital Management LLC (the “Adviser”) has contractually agreed to waive a portion of the Fund's management fee in an amount equal to 100% of the net advisory fees the Adviser or an affiliate of the Adviser receives that are attributable to certain of the Fund's investments in money market funds or other funds managed by the Adviser or that affiliate. This waiver will have the effect of reducing the Acquired Fund Fees and Expenses that are indirectly borne by the Fund. The Adviser cannot discontinue this waiver prior to its expiration.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF | Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF | USD ($)	60	219	392	893

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund did not have a portfolio turnover rate, since the Fund invested only in instruments that are excluded from portfolio turnover rate calculations.

Principal Investment Strategies
The Fund is an actively managed exchange-traded fund (“ETF”) that, under normal circumstances, seeks to achieve its investment objective by investing in a combination of financial instruments that are economically linked to the tradeable metals widely used in the production of electric vehicles (which include, but are not limited to, iron ore, copper, aluminum, nickel, cobalt and lithium).
Under normal circumstances, the Fund invests, either directly or through a wholly-owned subsidiary (the “Subsidiary”), in Commodities Futures, Commodity-Linked Instruments, Commodity-Related Assets and Collateral, each as defined below:
•
Commodities Futures – exchange-traded futures contracts on underlying electric vehicle metal commodities.
•
Commodity-Linked Instruments – other instruments whose value is derived from or linked to price movements of underlying electric vehicle metal commodities. These other instruments consist of exchange-traded futures contracts on electric vehicle metal commodity indices, electric vehicle metal commodity-linked notes, exchange-traded options on Commodities Futures, swaps on electric vehicle metal commodities and electric vehicle metal commodity-related forward contracts.
•
Commodity-Related Assets – investments related to or providing exposure to electric vehicle commodities. These investments include commodity-linked equity securities and commodity-linked exchange-traded notes (“ETNs”). These investments also include exchange-traded funds (“ETFs”), and other investment companies (including U.S. registered open-end investment companies (i.e., mutual funds), as well as closed-end investment companies traded on U.S. exchanges, or exchange-traded non-U.S. investment companies traded on foreign exchanges) to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), and ETFs that are not registered under the 1940 Act. Such investments may include affiliated funds and will be limited to percentages permitted by the 1940 Act and the rules thereunder. Any such investments will have a focus on electric vehicle metals commodities and/or electric vehicle businesses. These investments also include commodity pools that seek to track the value of certain metals, but no investment in a single commodity pool will exceed 25% of the Fund’s total assets.
•
Collateral – cash, cash-like instruments or high-quality securities. The Collateral may consist of (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. Such Collateral is designed to provide liquidity, serve as margin or otherwise collateralize investments in the Commodities Futures and Commodity-Linked Instruments.
While the Fund may invest directly in Commodity-Related Assets and Collateral, it will not invest directly in physical commodities, Commodities Futures or Commodity-Linked Instruments. Instead, the Fund attempts to obtain investment returns that are highly correlated to the commodities markets by investing in these instruments indirectly through its Subsidiary. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to Commodities Futures and Commodity-Linked Instruments in accordance with the limits of the federal tax laws, which limit the ability of investment companies like the Fund to invest directly in such investments. The Fund’s investment in the Subsidiary may not exceed 25% of the Fund’s total assets at each quarter-end of the Fund’s fiscal year. The Subsidiary operates under Cayman Islands law. It is wholly-owned and controlled by the Fund and advised by the Adviser. The Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions, except that unlike the Fund, it may invest without limit in Commodities Futures and Commodity-Linked Instruments. Except as noted, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of its Subsidiary.
The Subsidiary will invest in Commodities Futures (or gain exposure to Commodities Futures through the use of swaps) that generally are representative of the components of the S&P GSCI Electric Vehicle Metals Index (the “Benchmark”), an index composed of futures contracts on various metals used in the production of an electric vehicle. The Benchmark is calculated and maintained by S&P Dow Jones Indices LLC (the “Benchmark Provider”). In accordance with the Benchmark Provider's proprietary methodology, metals within the Benchmark are assigned weights that broadly reflect the relative usage of each metal within a representative electric vehicle, subject to adjustments for liquidity.
Although the Subsidiary generally provides exposure to the components of the Benchmark, the Fund is not an “index tracking” ETF and instead seeks to exceed the performance of the Benchmark. Therefore, the Subsidiary may not seek exposure to all of the Benchmark’s components or in the same proportion as the Benchmark. The Subsidiary may invest in Commodities Futures (or gain exposure to such Commodities Futures through the use of swaps) that are not included in the Benchmark, that reference a commodity represented in the Benchmark by a different futures contract or that reference commodities not represented in the Benchmark. The Subsidiary also may invest in Commodities Futures with expirations beyond those contained in the Benchmark or emphasize some commodities more than others. In the event that a sufficient quantity of Commodities Futures on a particular Benchmark component are not available, the Subsidiary may purchase Commodities Futures on the highest correlated Benchmark component or other widely traded metal or may purchase Commodity-Related Assets to provide exposure to the Benchmark component.
The Subsidiary also invests a portion of its assets in Commodity-Linked Instruments to seek to increase its investment returns or hedge against declines in the value of its other investments. Although the Fund does not seek leveraged returns, investing in Commodity-Linked Instruments may have a leveraging effect on the Fund. The Commodity-Linked Instruments may be exchange-traded or traded over-the-counter (“OTC”).
Because the Fund intends to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (“Code”), the Fund’s investments in the Subsidiary and Commodities Futures are limited by certain requirements of the Code and related Internal Revenue Service regulations. Accordingly, the Fund (and the Subsidiary, as applicable) invests its remaining assets directly in Collateral, which consists of high-quality securities such as U.S. Treasuries, other U.S. Government obligations, money market funds, cash and cash-like equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality as the Adviser may determine) that provide liquidity, serve as margin or collateralize the Subsidiary’s investments in Commodities Futures and Commodity-Linked Instruments.
Although the Fund generally will not invest in exchange-traded common stocks of electric vehicle and other related companies that operate in metals and electric vehicle businesses, the performance of its commodity-based strategy may be indirectly impacted by the performance of such companies.
The phrase “No K-1” in the Fund’s name means that the Fund does not issue a Schedule K-1, which is the tax reporting form issued by commodities partnerships. Schedule K-1 typically presents additional complexities. Instead, like most other ETFs, the Fund reports income on Form 1099.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the 1940 Act.
Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in investments that provide exposure to electric vehicle metals and/or electric vehicle metals futures contracts.

Principal Risks of Investing in the Fund
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Year

	Period Ended	Returns
Best Quarter	March 31, 2023	-6.65%
Worst Quarter	September 30, 2023	-8.56%

Average Annual Total Returns (for the periods ended December 31, 2023)
Average Annual Returns - Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF		1 Year	Since Inception	Inception Date
Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF		(27.29%)	(26.56%)	Apr. 27, 2022
After Taxes on Distributions | Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF		(28.85%)	(27.67%)
After Taxes on Distributions and Sale of Fund Shares | Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF		(16.17%)	(20.13%)
MSCI ACWI (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)	[1]	22.20%	8.46%
Bloomberg Global Aggregate Index (reflects no deductionfor fees, expenses or taxes)	[1]	5.72%	(0.47%)
S&P GSCI Electric Vehicle Metals Excess Return Index	[1]	(33.38%)	(30.62%)
S&P GSCI Electric Vehicle Metals Total Return Index (reflects no deduction for fees, expenses or taxes)		(29.84%)	(27.63%)
[1]	Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P GSCI Electric Vehicle Metals Excess Return Index to the MSCI ACWI (Net) and Bloomberg Global Aggregate Index to reflect that the MSCI ACWI (Net) and Bloomberg Global Aggregate Index can be considered more broadly representative of the overall applicable securities market.